Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended
Mar. 08, 2021 USD ($) shares
Accounting Policies [Line Items]
Cash equivalents	$ 0
Federal depository insurance corporation limit	250,000
Unrecognized tax benefits	0
Unrecognized tax benefits, income tax penalties and interest accrued	0
Cash held in trust account	$ 400,000,000
IPO [Member]
Accounting Policies [Line Items]
Sale of units, number of units issued in transaction | shares	40,000,000
Transaction costs	$ 22,648,354
Underwriting discount	8,000,000
Deferred underwriting discount	14,000,000
Other offering costs	$ 648,354